Cover Page Document		12 Months Ended
	Dec. 04, 2020	Oct. 03, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 04, 2020
Entity Registrant Name		BLUE BIRD CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36267
Entity Tax Identification Number		46-3891989
Entity Address, Address Line One		3920 Arkwright Road
Entity Address, Address Line Two		2nd Floor
Entity Address, City or Town		Macon
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		31210
City Area Code		478
Local Phone Number		822-2801
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(g) Security		Common stock, $0.0001 par value
Trading Symbol		BLBD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001589526
Amendment Flag		false